Employee benefits (Details 3) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD [Member] USD ($)	Dec. 31, 2011 USD [Member] USD ($)	Dec. 31, 2010 USD [Member] USD ($)	Dec. 31, 2012 Euro [Member] EUR (€)	Dec. 31, 2011 Euro [Member] EUR (€)	Dec. 31, 2010 Euro [Member] EUR (€)
Stock options
Weighted average fair value of stock options granted	$ 11.87	$ 10.42	$ 11.10	€ 8.97	€ 8.28	€ 8.22
Weighted average share price at the exercise date of stock options	$ 50.88	$ 41.94	$ 33.79	€ 40.45	€ 29.39	€ 25.77
Aggregate intrinsic value of stock options exercised	$ 12,684	$ 11,323	$ 13,669	€ 71,331	€ 30,204	€ 22,720
Aggregate remaining contractual term of currently exercisable options (years)	3 years 2 months 1 day	1 year 9 months 18 days	2 years 7 months 2 days	3 years 7 months 2 days	2 years 29 days	2 years 10 months 10 days
Aggregate intrinsic value of exercisable stock options	21,882	20,492	25,780	34,438	39,384	54,109
Aggregate intrinsic value of outstanding stock options	$ 22,433	$ 20,791	$ 28,024	€ 35,671	€ 45,141	€ 65,240